Earnings Per Share (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerators:
Income attributable to the Company	$ 262,524,000	$ 289,337,000	$ 488,023,000	$ 659,835,000
Less: Dividend preference on Preference shares		25,000		51,000
Income available to all classes of shares	262,524,000	289,312,000	488,023,000	659,784,000
Denominators:
Weighted average number of ordinary shares outstanding	302,409,369	300,415,725	302,590,288	300,310,425
Weighted average number of preference shares outstanding	3,842,900	3,966,600	3,907,756	3,966,301
Total weighted average shares outstanding	306,252,269	304,382,325	306,498,044	304,276,726
Potentially dilutive Ordinary shares	1,362,863	2,405,628	1,247,741	2,372,829
Potentially dilutive Preference shares	0	18,019	0	18,145
Total weighted average Ordinary shares outstanding assuming dilution	303,772,232	302,821,353	303,838,029	302,683,254
Total weighted average Preference shares outstanding assuming dilution	3,842,900	3,984,619	3,907,756	3,984,446
Basic income per Ordinary share	0.86	0.95	1.59	2.17
Fully diluted income per Ordinary share	$ 0.85	$ 0.94	$ 1.59	$ 2.15